Document and Entity Information	Jun. 09, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001823794
Document Type	8-K/A
Document Period End Date	Jun. 09, 2021
Entity Registrant Name	ARKO Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39828
Entity Tax Identification Number	85-2784337
Entity Address, Address Line One	8565 Magellan Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23227-1150
City Area Code	(804)
Local Phone Number	730-1568
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by ARKO Corp., a Delaware corporation (the “Company”) with the Securities and Exchange Commission on June 10, 2021 (the “Original 8-K”). The purpose of this Amendment is to update the disclosure under “Item 5.07 Submission of Matters to a Vote of Security Holders” of the Original 8-K to provide information regarding the determination of the Board of Directors of the Company (the “Board”) as to how frequently the Company will conduct future stockholder advisory votes on the compensation of the Company’s named executive officers. No other changes are being made to the Original 8-K.
Common Stock 0.0001 Par Value Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ARKO
Security Exchange Name	NASDAQ
Warrants Each Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	ARKOW
Security Exchange Name	NASDAQ